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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 7/31
Date of reporting period: 1/31/11
*Funds included are: Invesco Commodities Strategy Fund and Invesco Health Sciences Fund.

Item 1. Reports to Stockholders.

Invesco Commodities Strategy Fund
Semiannual Report to Shareholders ▪ January 31, 2011
Nasdaq:
A: COAAX ▪ B: COAHX ▪ C: COACX ▪ R: COARX ▪ Y: COAIX ▪ Institutional: COAJX

2	Fund Performance
3	Letters to Shareholders
4	Consolidated Schedule of Investments
6	Consolidated Financial Statements
8	Notes to Consolidated Financial Statements
16	Consolidated Financial Highlights
17	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 7/31/10 to 1/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.20%

Class B Shares	21.70

Class C Shares	21.76

Class R Shares	22.03

Class Y Shares	22.38

Institutional Class Shares	22.46

DJ-UBS Commodity Total Return Index▼ (Broad Market/Style-Specific Index)	22.25

▼Lipper Inc.
The DJ-UBS Commodity Total Return Index is an unmanaged index designed to be a highly liquid and diversified benchmark for the commodity futures market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 1/31/11, including maximum applicable
sales charges

Class A Shares

Inception (4/30/08)	-10.88%

1 Year	19.29

Class B Shares*

Inception (2/5/10)	22.56%

Class C Shares

Inception (4/30/08)	-9.75%

1 Year	24.25

Class R Shares

Inception (4/30/08)	-9.29%

1 Year	25.79

Class Y Shares

Inception (4/30/08)	-8.80%

1 Year	26.55

Institutional Class Shares

Inception	-8.93%

1 Year	26.61

*Cumulative total return
Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Commodities Strategy

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end including maximum applicable sales charges

Class A Shares

Inception (4/30/08)	-11.40%

1 Year	8.44

Class B Shares*

Inception (2/5/10)	21.92%

Class C Shares

Inception (4/30/08)	-10.21%

1 Year	12.92

Class R Shares

Inception (4/30/08)	-9.76%

1 Year	14.40

Class Y Shares

Inception (4/30/08)	-9.26%

1 Year	15.08

Institutional Class Shares

Inception	-9.40%

1 Year	15.11

*Cumulative total return
Fund. Returns shown above for Class A, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Commodities Strategy Fund. Share class returns will differ from the predecessor fund because of different expenses.

     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.20%, 1.95%, 1.95%, 1.45%, 0.95% and 0.94%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

2                Invesco Commodities Strategy Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisers with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,
Bruce L. Crockett,
Independent Chair,
Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor,
Senior Managing Director,
Invesco Ltd.
3                Invesco Commodities Strategy Fund

Consolidated Schedule of Investments

January 31, 2011
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

U.S. Treasury Securities–35.00%
U.S. Treasury Bill(a)	0.17%	02/21/11	$35,000,000	$34,996,647

U.S. Treasury Bill(a)(b)	0.01%	02/24/11	5,000,000	4,999,458

Total U.S. Treasury Securities (Cost $39,996,105)				39,996,105

		Expiration
		Date
Commodity-Linked Securities–32.06%
Cargill Commodity Linked Note, one-month U.S. Dollar LIBOR minus 0.10% (indexed to the Dow Jones UBS Commodities Index Total Return, multiplied by 3)		07/08/11	3,334,000	4,616,307

CWB Commodity Linked Note, three-month U.S. Dollar LIBOR minus 0.10% (indexed to the Dow Jones UBS Commodities Index Total Return, multiplied by 3)		03/14/11	10,000,000	18,849,080

UBS Commodity Linked Note, one-month U.S. Dollar LIBOR minus 0.10% (indexed to the Dow Jones UBS Commodities Index Total Return, multiplied by 3)		12/15/11	3,330,000	4,609,872

UBS Commodity Linked Note, one-month U.S. Dollar LIBOR minus 0.10% (indexed to the Dow Jones UBS Commodities Index Total Return, multiplied by 3)		12/16/11	6,266,667	8,554,671

Total Commodity-Linked Securities (Cost $22,930,667)				36,629,930

			Shares
Exchange Traded Fund–6.75%
PowerShares DB Gold Fund(c) (Cost $7,227,733)			164,700	7,717,842

Money Market Funds–25.32%
Liquid Assets Portfolio–Institutional Class(d)			10,130,873	10,130,873

Premier Portfolio–Institutional Class(d)			10,130,873	10,130,873

STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio–Institutional Class(d)			8,668,927	8,668,927

Total Money Market Funds (Cost $28,930,673)				28,930,673

TOTAL INVESTMENTS–99.13% (Cost $99,085,178)				113,274,550

OTHER ASSETS LESS LIABILITIES–0.87%				994,212

NET ASSETS–100.00%				$114,268,762

Investment Abbreviation:

CWB	– Commonwealth Bank of Australia

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(c)	Not an affiliate of the Fund or its investment adviser.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4        Invesco Commodities Strategy Fund

Open Futures Contracts and Swap Agreements at Period-End
				Unrealized
	Number of	Month/		Appreciation
Contracts	Contracts	Commitment	Value	(Depreciation)

Coffee C Futures	2	March-2011/Long	$183,600	$20,100

Copper LME Futures	25	March-2011/Long	6,099,375	762,500

Corn Futures	3	March-2011/Long	98,925	4,988

Cotton No 2 Futures	2	March-2011/Long	168,440	21,330

Light Sweet Crude Oil Futures	59	July-2011/Long	5,754,270	147,028

Live Cattle Futures	15	April-2011/Long	684,300	(596)

Silver Futures	2	March-2011/Long	281,600	(710)

Soybean Futures	2	March-2011/Long	141,300	10,075

Soybean Oil Futures	5	March-2011/Long	173,640	9,810

Sugar 11 Futures	3	March-2011/Long	114,139	34,497

Wheat Futures	3	March-2011/Long	126,113	3,523

Subtotal			$13,825,702	$1,012,545

Copper LME Futures	25	March-2011/Short	6,099,375	(5,775)

Light Sweet Crude Oil Futures	6	March-2011/Short	(553,140)	6,120

Subtotal			$5,546,235	$345

Subtotal Futures Contracts				$1,012,890

		Notional
		Amount	Termination	Unrealized
Swap Agreements	Counterparty	(000’s)	Date	Appreciation

Receive a floating rate equal to 3-month U.S. T-Bill auction high rate and pay a return equal to Dow Jones-UBS Index Total Return plus 25 basis points	Goldman Sachs	$10,072	July - 2011	$98,268

Receive a return equal to Goldman Sachs Soybean Meal Total Return Strategy and pay a floating rate based on a 3-month U.S. T-Bill auction high rate plus 30 basis points	Goldman Sachs	5,253	July - 2011	88,766

Subtotal Swap Agreements		$15,325		$187,034

Total				$1,199,924

Portfolio Composition

By investment type
as of January 31, 2011

U.S. Treasury Securities	35.0%

Commodity-Linked Securities	32.1

Exchange Traded Fund	6.7

Money Market Funds Plus Other Assets Less Liabilities	26.2

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5        Invesco Commodities Strategy Fund

Consolidated Statement of Assets and Liabilities

January 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $70,154,505)	$84,343,877

Investments in affiliated money market funds, at value and cost	28,930,673

Total investments, at value (Cost $99,085,178)	113,274,550

Receivable for:
Variation margin	1,012,890

Fund shares sold	239,812

Dividends	7,048

Unrealized appreciation on swap agreements	187,034

Investment for trustee deferred compensation and retirement plans	1,183

Other assets	36,417

Total assets	114,758,934

Liabilities:
Payable for:
Fund shares reacquired	187,252

Futures collateral due to brokers	135,930

Accrued fees to affiliates	52,820

Accrued other operating expenses	50,206

Trustee deferred compensation and retirement plans	63,964

Total liabilities	490,172

Net assets applicable to shares outstanding	$114,268,762

Net assets consist of:
Shares of beneficial interest	$113,841,159

Undistributed net investment income (loss)	(4,396,135)

Undistributed net realized gain (loss)	(10,565,738)

Unrealized appreciation	15,389,476

$114,268,762

Net Assets:
Class A	$87,609,651

Class B	$11,301,066

Class C	$9,384,047

Class R	$129,307

Class Y	$5,831,870

Institutional Class	$12,821

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	3,977,371

Class B	518,002

Class C	429,943

Class R	5,888

Class Y	263,704

Institutional Class	578

Class A:
Net asset value per share	$22.03

Maximum offering price per share
(Net asset value of $22.03 divided by 94.50%)	$23.31

Class B:
Net asset value and offering price per share	$21.82

Class C:
Net asset value and offering price per share	$21.83

Class R:
Net asset value and offering price per share	$21.96

Class Y:
Net asset value and offering price per share	$22.12

Institutional Class:
Net asset value and offering price per share	$22.18

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6        Invesco Commodities Strategy Fund

Consolidated Statement of Operations

For the six months ended January 31, 2011
(Unaudited)

Investment income:
Interest	$77,067

Dividends from affiliated money market funds	14,008

Dividends (net of foreign withholding taxes of $679)	2,150

Total investment income	93,225

Expenses:
Advisory fees	267,370

Administrative services fees	25,206

Custodian fees	1,173

Distribution fees:
Class A	101,044

Class B	56,398

Class C	41,395

Class R	184

Transfer agent fees	37,854

Trustees’ and officers’ fees and benefits	7,420

Registration and filing fees	42,145

Professional services fees	45,369

Other	31,588

Total expenses	657,146

Less: Fees waived	(24,617)

Net expenses	632,529

Net investment income (loss)	(539,304)

Realized and unrealized gain from:
Net realized gain from:
Investment securities	8,065,245

Futures contracts	2,267,524

Swap agreements	1,968,752

12,301,521

Change in net unrealized appreciation of:
Investment securities	8,794,449

Foreign currencies	180

Futures contracts	358,362

Swap agreements	379,565

9,532,556

Net realized and unrealized gain	21,834,077

Net increase in net assets resulting from operations	$21,294,773

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7        Invesco Commodities Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended January 31, 2011 and the year ended July 31, 2010
(Unaudited)

	January 31,	July 31,
	2011	2010

Operations:
Net investment income (loss)	$(539,304)	$(841,987)

Net realized gain	12,301,521	6,029,264

Change in net unrealized appreciation	9,532,556	1,425,390

Net increase in net assets resulting from operations	21,294,773	6,612,667

Distributions to shareholders from net investment income:
Class A	(1,932,809)	—

Class B	(216,652)	—

Class C	(160,154)	—

Class R	(2,526)	—

Class Y	(139,066)	—

Institutional Class	(283)	—

Total distributions from net investment income	(2,451,490)	—

Share transactions–net:
Class A	(3,678,197)	67,549,809

Class B	(1,904,630)	10,564,434

Class C	59,078	5,120,349

Class R	87,390	(75,734)

Class Y	(1,770,769)	(32,023,070)

Institutional Class	(1,344,925)	1,192,103

Net increase (decrease) in net assets resulting from share transactions	(8,552,053)	52,327,891

Net increase in net assets	10,291,230	58,940,558

Net assets:
Beginning of period	103,977,532	45,036,974

End of period (includes undistributed net investment income (loss) of $(4,396,135) and $(1,405,341), respectively)	$114,268,762	$103,977,532

Notes to Consolidated Financial Statements

January 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Commodities Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term total return.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Commodities Alpha Fund (the “Acquired Fund”), an investment portfolio of Morgan Stanley Series Funds. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A and Class W shares received Class A shares of the Fund; holders of the Acquired Fund’s Class B, Class C and Class R shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I shares received Class Y shares of the Fund. Information for the Acquired Fund’s Class W and Class I shares prior to the Reorganization is included with Class A and Class Y shares, respectively, throughout this report.

8        Invesco Commodities Strategy Fund

  The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund II Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

9        Invesco Commodities Strategy Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.	Change in Accounting Policy — Consolidated Financial Statements — The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. Prior to January 31, 2011, the financial statements for both the Fund and its Subsidiary were presented as stand alone entities utilizing a master feeder presentation. The change in policy was implemented to provide a transparent presentation of the Fund’s investment strategies. The result of the policy change did not have an impact on total net assets of the Fund, but resulted in the following changes to the financial statements. As of the beginning of the Fund’s fiscal period, the financial statement line items on the Statement of Assets and Liabilities were affected by the change as follows: Investments, at value increased $20,867,104 and wholly-owned subsidiary, at value decreased by $20,867,104. Undistributed net investment income increased $54,249; undistributed net realized gain (loss) increased $1,103,893 and unrealized appreciation decreased $1,158,142. For the six months ended January 31, 2011, the financial statement line items on the Statement of Operations were affected by the change as follows: Interest income increased $7,375, advisory fees increased $54,492, other expenses increased $5,561 and net investment income (loss) decreased $52,678. For the six months ended January 31, 2011 and the fiscal year ended July 31, 2010, the following changes were made to the Statement of Changes in Net Assets: Net investment income (loss) decreased $52,678 and $627, respectively; net realized gains increased $3,232,434 and $139,102, respectively and change in net unrealized appreciation decreased $3,179,756 and $138,475, respectively.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be

10        Invesco Commodities Strategy Fund

positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

11        Invesco Commodities Strategy Fund

M.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
N.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor at the annual rate of 0.50% of the Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.25%, 2.00%, 2.00%, 1.50%, 1.00% and 1.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended January 31, 2011, the Adviser waived advisory fees of $24,617.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2011, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended January 31, 2011, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; (3) Class C — up to 1.00% of the average daily net assets of Class C shares and (4) Class R — up to 0.50% of the average daily net assets of Class R shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  For the six months ended January 31, 2011, expenses incurred under these agreements are shown in the Consolidated Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2011, IDI advised the Fund that IDI retained $5,952 in front-end sales commissions from the sale of Class A shares and $248, $5,516 and $194 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

12        Invesco Commodities Strategy Fund

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended January 31, 2011, there were no significant transfers between investment levels.

	Level	Level 2	Level 3	Total

Commodity-Linked Securities	$—	$36,629,930	$—	$36,629,930

Exchange Traded Fund	7,717,842	—	—	7,717,842

Money Market Funds	28,930,673	—	—	28,930,673

U.S. Treasury Debt Securities	—	39,996,105	—	39,996,105

	$36,648,515	$76,626,035	$—	$113,274,550

Futures and Swap Agreements*	1,012,890	187,034	—	1,199,924

Total Investments	$37,661,405	$76,813,069	$—	$114,474,474

*	Net unrealized appreciation.

NOTE 4—Derivative Investments

The Fund has implemented new required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the consolidated financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity risk
Swap agreements(a)	$187,034	$—

Commodity risk
Futures contracts(b)	1,019,971	(7,081)

	$1,207,005	$(7,081)

(a)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under Unrealized appreciation on swap agreements.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Consolidated Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended January 31, 2011

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain on
	Consolidated Statement
	of Operations
		Swap
	Futures*	Agreements*

Realized Gain
Commodity risk	$2,267,524	$1,968,752

Change in Unrealized Appreciation
Commodity risk	358,362	379,565

Total	$2,625,886	$2,348,317

*	The average value outstanding of futures and the average notional value of swap agreements during the period was $13,642,756 and $10,896,214, respectively.

13        Invesco Commodities Strategy Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended January 31, 2011, the Fund paid legal fees of $843 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of July 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

July 31, 2016	$898,802

July 31, 2017	14,148,159

July 31, 2018	533,988

Total capital loss carryforward	$15,580,949

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2011 was $13,985,242 and $28,911,856, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,923,616

Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$3,923,616

Cost of investments for tax purposes is $109,350,934.

14        Invesco Commodities Strategy Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	January 31, 2011(a)		July 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	202,257	$4,214,542	133,071	$2,443,431

Class B(b)	21,427	440,292	—	—

Class C	49,679	1,033,202	22,326	415,210

Class R	4,288	84,886	913	17,280

Class Y	3,370	71,340	192,434	3,531,920

Institutional Class(b)	27,361	516,358	96,495	1,718,197

Issued as reinvestment of dividends:
Class A	84,559	1,747,833	—	—

Class B	9,483	194,391	—	—

Class C	6,865	140,802	—	—

Class R	121	2,504	—	—

Class Y	6,067	125,892	—	—

Institutional Class	—	—	—	—

Issued in connection with acquisitions:(c)
Class A	—	—	4,398,198	77,188,378

Class B	—	—	877,143	15,297,433

Class C	—	—	410,565	7,160,253

Class Y	—	—	304,313	5,352,859

Automatic conversion of Class B shares to Class A shares:
Class A	54,001	1,078,309	36,656	658,711

Class B	(54,587)	(1,078,309)	(36,975)	(658,711)

Reacquired:
Class A	(539,207)	(10,718,881)	(699,405)	(12,740,711)

Class B	(72,384)	(1,461,004)	(226,105)	(4,074,288)

Class C	(56,735)	(1,114,926)	(135,446)	(2,455,114)

Class R	—	—	(5,048)	(93,014)

Class Y	(101,623)	(1,968,001)	(2,169,421)	(40,907,849)

Institutional Class	(93,343)	(1,861,283)	(29,935)	(526,094)

Net increase (decrease) in share activity	(448,401)	$(8,552,053)	3,169,779	$52,327,891

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 74% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Commencement date of February 5, 2010 and June 1, 2010 for Class B and Institutional Class, respectively.
(c)	As of the open of business on February 8, 2010, the Acquired Fund acquired all the net assets of Morgan Stanley Natural Resource Development Securities Inc. pursuant to a plan of reorganization approved by the Trustees of the Acquired Fund on September 24, 2009 and by the shareholders of Morgan Stanley Natural Resource Development Securities Inc. on January 12, 2010. The acquisition was accomplished by a tax-free exchange of 5,990,219 shares of the Acquired Fund for 9,831,116 shares outstanding of Morgan Stanley Natural Resource Development Securities Inc. as of the close of business on February 5, 2010. Each class of Morgan Stanley Natural Resource Development Securities Inc. was exchanged for the like class of shares of the Acquired Fund based on the relative net asset value of Morgan Stanley Natural Resource Development Securities Inc. to the net asset value of the Acquired Fund on the close of business, February 5, 2010. Morgan Stanley Natural Resource Development Securities Inc.’s net assets at that date of $104,998,923 was combined with those of the Acquired Fund. The net assets of the Acquired Fund immediately before the acquisition were $42,605,601.

15        Invesco Commodities Strategy Fund

NOTE 10—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
				Net gains							to average		to average net		Ratio of net
	Net asset	Net		(losses) on			Dividends				net assets		assets without		investment
	value,	investment		securities (both		Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)		Rebate
	beginning	income		realized and		investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		from		Portfolio
	of period	(loss)(a)		unrealized)		operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		affiliates		turnover(c)

Class A
Six months ended 01/31/11	$18.45	$(0.09)		$4.17		$4.08	$(0.50)	$22.03	22.27%	$87,610	1.06	%(d)	1.11	%(d)	(0.89	)%(d)	—%		34%
Year ended 07/31/10	18.19	(0.18	)(e)	0.44	(e)	0.26	—	18.45	1.43	77,046	1.15	(e)	1.21	(e)	(1.00	)(e)	—		131
Year ended 07/31/09	29.55	(0.07	)(e)	(10.90	)(e)	(10.97)	(0.39)	18.19	(36.93)	5,528	1.45	(e)(f)	2.53	(e)(f)	(0.41	)(e)(f)(g)	0.05		225
Year ended 07/31/08(h)	30.00	0.10	(e)	(0.55	)(e)	(0.45)	—	29.55	(1.50)	6,342	1.38	(e)(f)(i)	1.38	(e)(f)(i)	1.27	(e)(f)(i)	0.00	(i)(j)	6

Class B
Six months ended 01/31/11	18.27	(0.16)		4.11		3.95	(0.40)	21.82	21.77	11,301	1.81	(d)	1.86	(d)	(1.64	)(d)	—		34
Year ended 07/31/10(h)	17.44	(0.15	)(e)	0.98	(e)	0.83	—	18.27	4.76	11,221	1.90	(e)(i)	1.96	(e)(i)	(1.75	)(e)(i)	—		131

Class C
Six months ended 01/31/11	18.27	(0.16)		4.12		3.96	(0.40)	21.83	21.82	9,384	1.81	(d)	1.86	(d)	(1.64	)(d)	—		34
Year ended 07/31/10	18.15	(0.32	)(e)	0.44	(e)	0.12	—	18.27	0.66	7,859	1.90	(e)	1.96	(e)	(1.75	)(e)	—		131
Year ended 07/31/09	29.47	(0.21	)(e)	(10.86	)(e)	(11.07)	(0.25)	18.15	(37.47)	2,408	2.22	(e)(f)	3.30	(e)(f)	(1.17	)(e)(f)(g)	0.05		225
Year ended 07/31/08(h)	30.00	0.04	(e)	(0.57	)(e)	(0.53)	—	29.47	(1.70)	5,111	2.13	(e)(f)(i)	2.13	(e)(f)(i)	0.53	(e)(f)(i)	0.00	(i)(j)	6

Class R
Six months ended 01/31/11	18.39	(0.12)		4.15		4.03	(0.46)	21.96	22.10	129	1.31	(d)	1.36	(d)	(1.14	)(d)	—		34
Year ended 07/31/10	18.18	(0.23	)(e)	0.44	(e)	0.21	—	18.39	1.16	27	1.40	(e)	1.46	(e)	(1.25	)(e)	—		131
Year ended 07/31/09	29.53	(0.12	)(e)	(10.90	)(e)	(11.02)	(0.33)	18.18	(37.13)	102	1.72	(e)(f)	2.80	(e)(f)	(0.67	)(e)(f)(g)	0.05		225
Year ended 07/31/08(h)	30.00	0.03	(e)	(0.50	)(e)	(0.47)	—	29.53	(1.57)	146	1.68	(e)(f)(i)	1.68	(e)(f)(i)	0.39	(e)(f)(i)	0.00	(i)(j)	6

Class Y
Six months ended 01/31/11	18.52	(0.06)		4.18		4.12	(0.52)	22.12	22.45	5,832	0.81	(d)	0.86	(d)	(0.64	)(d)	—		34
Year ended 07/31/10	18.21	(0.14	)(e)	0.45	(e)	0.31	—	18.52	1.70	6,591	0.90	(e)	0.96	(e)	(0.75	)(e)	—		131
Year ended 07/31/09	29.57	(0.03	)(e)	(10.91	)(e)	(10.94)	(0.42)	18.21	(36.77)	36,939	1.22	(e)(f)	2.30	(e)(f)	(0.17	)(e)(f)(g)	0.05		225
Year ended 07/31/08(h)	30.00	0.07	(e)	(0.50	)(e)	(0.43)	—	29.57	(1.47)	49,066	1.19	(e)(f)(i)	1.19	(e)(f)(i)	0.88	(e)(f)(i)	0.00	(i)(j)	6

Institutional Class
Six months ended 01/31/11	18.53	(0.06)		4.20		4.14	(0.49)	22.18	22.51	13	0.74	(d)	0.79	(d)	(0.57	)(d)	—		34
Year ended 07/31/10(h)	17.29	(0.02	)(e)	1.26	(e)	1.24	—	18.53	7.17	1,233	0.89	(e)(i)	0.95	(e)(i)	(0.74	)(e)(i)	—		131

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $80,177, $11,188 $8,211, $73, $5,832, and $595 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Effective January 31, 2011, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.13%, 0.18% and 0.04% for the years ended July 31, 2008, 2009 and 2010, respectively. The ratio of expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00%, 0.00% and 0.02%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.14%, 0.08% and 0.00% for the years ended July 31, 2008, 2009 and 2010, respectively. This change did not have a material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliates.”
(g)	Ratio of net investment income (loss) to average net assets without fee waivers and/or expense reimbursements for Class A, Class C, Class R and Class Y was (1.48)%, (2.25)%, (1.75)% and (1.25)%, respectively, for the year ended July 31, 2009.
(h)	Commencement date of April 30, 2008 for Class A, Class C Class R and Class Y shares. Commencement date of February 5, 2010 and June 1, 2010 for Class B and Institutional Class shares, respectively.
(i)	Annualized.
(j)	Amount is less than 0.005%.

16        Invesco Commodities Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2010 through January 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(08/01/10)	(01/31/11)[1]	Period[2]	(01/31/11)	Period[2]	Ratio
A	$1,000.00	$1,222.00	$5.94	$1,019.86	$5.40	1.06%

B	1,000.00	1,217.00	10.11	1,016.08	9.20	1.81

C	1,000.00	1,217.60	10.12	1,016.08	9.20	1.81

R	1,000.00	1,220.30	7.33	1,018.60	6.67	1.31

Y	1,000.00	1,223.80	4.54	1,021.12	4.13	0.81

Institutional	1,000.00	1,224.60	4.15	1,021.48	3.77	0.74

[1]	The actual ending account value is based on the actual total return of the Fund for the period August 1, 2010 through January 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17        Invesco Commodities Strategy Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-CSTR-SAR-1	Invesco Distributors, Inc.

Invesco Health Sciences Fund

Semiannual Report to Shareholders ▪ January 31, 2011
Nasdaq:
A: HCRAX ▪ B: HCRBX ▪ C: HCRCX ▪ Y: HCRDX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 7/31/10 to 1/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.39%

Class B Shares	14.07

Class C Shares	13.89

Class Y Shares	14.55

S&P 500 Index▼ (Broad Market Index)	17.93

MSCI World Health Care Index▼ (Style-Specific Index)	12.95

S&P 500 Health Care Index▼ (Former Style-Specific Index)	11.88

Lipper Health/Biotechnology Funds Index▼ (Peer Group Index)	19.28

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries. The Fund has elected to use the MSCI World Health Care Index as its style-specific benchmark instead of the S&P 500 Health Care Index because the MSCI World Health Care Index more appropriately reflects the Fund’s investment style.
     The S&P 500 Health Care Index is an unmanaged index considered representative of the health care market.
     The Lipper Health/Biotechnology Funds Index is an unmanaged index considered representative of health/biotechnology funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 1/31/11, including maximum applicable sales charges

Class A Shares

Inception (7/28/97)		7.69%

10	Years	2.94

5	Years	2.03

1	Year	0.04

Class B Shares

Inception (10/30/92)		9.02%

10	Years	2.89

5	Years	2.21

1	Year	0.58

Class C Shares

Inception (7/28/97)		7.34%

10	Years	2.75

5	Years	2.42

1	Year	4.12

Class Y Shares

Inception (7/28/97)		8.38%

10	Years	3.77

5	Years	3.45

1	Year	6.18

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end including maximum applicable sales charges

Class A Shares

Inception (7/28/97)		7.58%

10	Years	1.65

5	Years	1.99

1	Year	-1.42

Class B Shares

Inception (10/30/92)		8.94%

10	Years	1.59

5	Years	2.16

1	Year	-0.90

Class C Shares

Inception (7/28/97)		7.23%

10	Years	1.46

5	Years	2.38

1	Year	2.60

Class Y Shares

Inception (7/28/97)		8.28%

10	Years	2.47

5	Years	3.40

1	Year	4.59

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Health Sciences Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Health Sciences Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.60%, 2.35%, 2.35% and 1.35%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2 Invesco Health Sciences Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisers with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,
Bruce L. Crockett,
Independent Chair,
Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor,
Senior Managing Director, Invesco Ltd.
3 Invesco Health Sciences Fund

Schedule of Investments(a)

January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.29%
Biotechnology–21.35%
Amgen Inc.(b)	64,056	$3,528,204

Biogen Idec Inc.(b)	32,897	2,153,767

BioMarin Pharmaceutical Inc.(b)	123,230	3,132,507

Celgene Corp.(b)	38,828	2,000,807

Genzyme Corp.(b)	50,385	3,695,740

Gilead Sciences, Inc.(b)	149,183	5,725,644

Human Genome Sciences, Inc.(b)	54,647	1,325,736

Incyte Corp.(b)	95,506	1,407,758

Pharmasset, Inc.(b)	24,813	1,202,438

Savient Pharmaceuticals Inc.(b)	63,262	583,908

United Therapeutics Corp.(b)	54,883	3,730,946

Vertex Pharmaceuticals Inc.(b)	40,603	1,579,051

		30,066,506

Drug Retail–5.51%
CVS Caremark Corp.	196,593	6,723,481

Drogasil S.A. (Brazil)	143,400	1,032,304

		7,755,785

Health Care Distributors–2.15%
McKesson Corp.	40,258	3,026,194

Health Care Equipment–10.75%
American Medical Systems Holdings, Inc.(b)	81,249	1,585,980

Baxter International, Inc.	68,726	3,332,524

CareFusion Corp.(b)	58,466	1,504,330

Covidien PLC (Ireland)	69,955	3,320,764

Hologic, Inc.(b)	100,741	2,006,761

Wright Medical Group, Inc.(b)	67,081	996,824

Zimmer Holdings, Inc.(b)	40,509	2,396,512

		15,143,695

Health Care Facilities–4.03%
Assisted Living Concepts Inc.–Class A(b)	30,348	999,056

Rhoen-Klinikum AG (Germany)	132,103	3,074,771

Universal Health Services, Inc.–Class B	37,915	1,596,221

		5,670,048

Health Care Services–8.83%
DaVita, Inc.(b)	49,504	3,655,871

Express Scripts, Inc.(b)	72,586	4,088,769

Medco Health Solutions, Inc.(b)	37,293	2,275,619

Quest Diagnostics Inc.	42,336	2,411,035

		12,431,294

Health Care Technology–2.20%
Allscripts Healthcare Solutions, Inc.(b)	62,390	1,317,053

Cerner Corp.(b)	18,047	1,783,946

		3,100,999

Life Sciences Tools & Services–10.19%
Gerresheimer AG (Germany)(b)	37,383	1,545,725

Life Technologies Corp.(b)	75,387	4,092,760

Pharmaceutical Product Development, Inc.	78,196	2,278,632

Thermo Fisher Scientific, Inc.(b)	112,264	6,429,359

		14,346,476

Managed Health Care–13.48%
Aetna Inc.	120,608	3,972,828

AMERIGROUP Corp.(b)	35,941	1,882,230

Amil Participacoes S.A. (Brazil)	136,400	1,316,582

Centene Corp.(b)	31,813	881,856

CIGNA Corp.	39,415	1,656,218

Health Net Inc.(b)	86,821	2,477,003

UnitedHealth Group, Inc.	60,583	2,486,932

WellPoint Inc.(b)	69,352	4,308,146

		18,981,795

Pharmaceuticals–21.80%
Abbott Laboratories	101,791	4,596,882

Allergan, Inc.	20,567	1,452,236

Bayer AG (Germany)	22,840	1,684,277

Hikma Pharmaceuticals PLC (United Kingdom)	114,850	1,479,134

Hospira, Inc.(b)	42,883	2,368,428

Ipsen S.A. (France)	32,760	1,144,882

Johnson & Johnson	64,467	3,853,193

Nippon Shinyaku Co., Ltd. (Japan)	110,000	1,549,189

Novartis AG–ADR (Switzerland)	37,220	2,079,109

Roche Holding AG (Switzerland)	41,329	6,286,911

Shire PLC–ADR (United Kingdom)	30,950	2,454,645

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	31,960	1,746,614

		30,695,500

Total Common Stocks & Other Equity Interests (Cost $124,100,288)		141,218,292

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Health Sciences Fund

	Shares	Value

Money Market Funds–1.01%
Liquid Assets Portfolio–Institutional Class(c)	711,038	$711,038

Premier Portfolio–Institutional Class(c)	711,038	711,038

Total Money Market Funds (Cost $1,422,076)		1,422,076

TOTAL INVESTMENTS–101.30% (Cost $125,522,364)		142,640,368

OTHER ASSETS LESS LIABILITIES–(1.30)%		(1,826,848)

NET ASSETS–100.00%		$140,813,520

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of January 31, 2011

Health Care	93.9%

Consumer Staples	5.5

Financials	0.9

Money Market Funds Plus Other Assets Less Liabilities	(0.3)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Health Sciences Fund

Statement of Assets and Liabilities

January 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $124,100,288)	$141,218,292

Investments in affiliated money market funds, at value and cost	1,422,076

Total investments, at value (Cost $125,522,364)	142,640,368

Receivable for:
Fund shares sold	58,723

Dividends	131,131

Investment for trustee deferred compensation and retirement plans	1,232

Other assets	19,275

Total assets	142,850,729

Liabilities:
Payable for:
Investments purchased	1,328,142

Fund shares reacquired	368,183

Foreign currency contracts outstanding	14,905

Accrued fees to affiliates	200,882

Accrued other operating expenses	64,685

Trustee deferred compensation and retirement plans	60,412

Total liabilities	2,037,209

Net assets applicable to shares outstanding	$140,813,520

Net assets consist of:
Shares of beneficial interest	$124,467,694

Undistributed net investment income (loss)	(861,526)

Undistributed net realized gain	100,537

Unrealized appreciation	17,106,815

$140,813,520

Net Assets:
Class A	$117,679,429

Class B	$15,497,035

Class C	$7,321,500

Class Y	$315,556

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	9,646,564

Class B	1,570,001

Class C	738,920

Class Y	24,381

Class A:
Net asset value per share	$12.20

Maximum offering price per share (Net asset value of $12.20 divided by 94.50%)	$12.91

Class B:
Net asset value and offering price per share	$9.87

Class C:
Net asset value and offering price per share	$9.91

Class Y:
Net asset value and offering price per share	$12.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Health Sciences Fund

Statement of Operations

For the six months ended January 31, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,519)	$368,888

Dividends from affiliated money market funds	3,102

Total investment income	371,990

Expenses:
Advisory fees	657,187

Administrative services fees	25,205

Custodian fees	8,470

Distribution fees:
Class A	146,359

Class B	89,963

Class C	37,232

Transfer agent fees	142,076

Trustees’ and officers’ fees and benefits	8,593

Other	61,164

Total expenses	1,176,249

Less: Fees waived	(3,534)

Net expenses	1,172,715

Net investment income (loss)	(800,725)

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities	953,468

Foreign currencies	12,486

Foreign currency contracts	(535,313)

430,641

Change in net unrealized appreciation of:
Investment securities	19,323,454

Foreign currencies	903

Foreign currency contracts	98,448

19,422,805

Net realized and unrealized gain	19,853,446

Net increase in net assets resulting from operations	$19,052,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Health Sciences Fund

Statement of Changes in Net Assets

For the six months ended January 31, 2011 and the year ended July 31, 2010
(Unaudited)

	January 31,	July 31,
	2011	2010

Operations:
Net investment income (loss)	$(800,725)	$290,607

Net realized gain	430,641	26,340,904

Change in net unrealized appreciation (depreciation)	19,422,805	(17,617,625)

Net increase in net assets resulting from operations	19,052,721	9,013,886

Distributions to shareholders from net realized gains:
Class A	(12,462,347)	(5,133,711)

Class B	(2,159,416)	(1,722,075)

Class C	(949,812)	(424,002)

Class Y	(32,470)	(13,820)

Total distributions from net realized gains	(15,604,045)	(7,293,608)

Share transactions–net:
Class A	2,829,506	(6,089,435)

Class B	(4,251,565)	(20,081,888)

Class C	75,811	(1,113,760)

Class Y	28,994	(61,196)

Net increase (decrease) in net assets resulting from share transactions	(1,317,254)	(27,346,279)

Net increase (decrease) in net assets	2,131,422	(25,626,001)

Net assets:
Beginning of period	138,682,098	164,308,099

End of period (includes undistributed net investment income (loss) of $(861,526) and $(60,801), respectively)	$140,813,520	$138,682,098

Notes to Financial Statements

January 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Health Sciences Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Prior to June 1, 2010, the Fund operated as Morgan Stanley Health Sciences Trust (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”). Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class A, Class B, Class C and Class I shares prior to the Reorganization is included with Class A, Class B, Class C and Class Y shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is capital appreciation.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

8        Invesco Health Sciences Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

9        Invesco Health Sciences Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund concentrates in the health sciences industry, the value of the Fund’s shares may be more volatile than mutual funds that do not similarly concentrate their investments. The health sciences industry is subject to substantial regulation and could be materially adversely affected by changes in governmental regulations. Additionally, the products and services of companies in this industry may be subject to faster obsolescence as a result of greater competition and advancing technological developments. As a result, the securities of companies in this industry may exhibit greater price volatility than those of companies in other industries.
The Fund may invest in smaller health science companies which involve greater risks than large or more established issuers. The prices of the securities of smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10        Invesco Health Sciences Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.92%

Next $500 million	0.87%

Over $1 billion	0.845%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.65%, 2.40%, 2.40% and 1.40% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended January 31, 2011, the Adviser waived advisory fees of $3,534.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended January 31, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. For the six months ended January 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2011, IDI advised the Fund that IDI retained $1,307 in front-end sales commissions from the sale of Class A shares and $1, $5,119 and $800 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

11        Invesco Health Sciences Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$141,091,179	$1,549,189	$—	$142,640,368

Foreign Currency Contracts*	—	(14,905)	—	(14,905)

Total Investments	$141,091,179	$1,534,284	$—	$142,625,463

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts(a)	$48,531	$(63,436)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended January 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Foreign Currency
Contracts*

Realized Gain (Loss)
Currency risk	$(535,313)

Change in Unrealized Appreciation
Currency risk	98,448

Total	$(436,865)

*	The average value of foreign currency contracts outstanding during the period was $7,202,834.

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to					Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

02/10/11	Citigroup	CHF	2,700,000	USD	2,797,029	$2,860,465	$(63,436)

02/10/11	Citigroup	EUR	2,500,000	USD	3,470,875	3,422,344	48,531

Total foreign currency contracts							$(14,905)

Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
USD	– U.S. Dollar

12        Invesco Health Sciences Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended January 31, 2011, the Fund paid legal fees of $878 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of July 31, 2010.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2011 was $7,500,117 and $19,911,209 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,287,299

Aggregate unrealized (depreciation) of investment securities	(558,664)

Net unrealized appreciation of investment securities	$16,728,635

Cost of investments for tax purposes is $125,911,733.

13        Invesco Health Sciences Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	January 31, 2011(a)		July 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	1,054,682	$12,526,998	1,065,704	$13,494,548

Class B	205,986	1,976,119	44,158	472,405

Class C	99,324	960,037	19,447	210,824

Class Y	5,483	71,540	1,873	25,165

Issued as reinvestment of dividends:
Class A	—	—	388,650	5,021,354

Class B	—	—	154,082	1,665,626

Class C	—	—	37,267	403,971

Class Y	—	—	1,017	13,820

Automatic conversion of Class B shares to Class A shares:
Class A	258,718	3,223,303	172,786	2,162,637

Class B	(313,875)	(3,223,303)	(206,896)	(2,162,637)

Reacquired:
Class A	(1,035,064)	(12,920,795)	(2,131,560)	(26,767,974)

Class B	(290,637)	(3,004,381)	(1,893,544)	(20,057,282)

Class C	(86,487)	(884,226)	(162,354)	(1,728,555)

Class Y	(3,175)	(42,546)	(7,503)	(100,181)

Net increase (decrease) in share activity	(105,045)	$(1,317,254)	(2,516,873)	$(27,346,279)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 78% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

14        Invesco Health Sciences Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset	Net	on securities		Distributions				net assets		assets without		investment
	value,	investment	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	gains	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 01/31/11	$11.92	$(0.06)	$1.74	$1.68	$(1.40)	$12.20	14.49%	$117,679	1.51	%(d)	1.51	%(d)	(0.99	)%(d)	6%
Year ended 07/31/10	11.84	0.05	0.57	0.62	(0.54)	11.92	4.89	111,648	1.62	(e)	1.62	(e)	0.36	(e)	387
Year ended 07/31/09	14.83	0.01	(2.55)	(2.54)	(0.45)	11.84	(16.71)	116,887	1.65	(e)	1.65	(e)	0.11	(e)	274
Year ended 07/31/08	17.14	(0.06)	1.48	1.42	(3.73)	14.83	8.14	147,765	1.50	(e)	1.50	(e)	(0.41	)(e)	47
Year ended 07/31/07	17.36	(0.09)	1.88	1.79	(2.01)	17.14	10.81	147,232	1.54	(e)	1.54	(e)	(0.51	)(e)	62
Year ended 07/31/06	18.79	(0.08)	0.93	0.85	(2.28)	17.36	4.44	165,347	1.53		1.53		(0.48)		58

Class B
Six months ended 01/31/11	9.92	(0.09)	1.44	1.35	(1.40)	9.87	14.07	15,497	2.26	(d)	2.26	(d)	(1.74	)(d)	6
Year ended 07/31/10	10.01	(0.04)	0.49	0.45	(0.54)	9.92	4.05	19,530	2.37	(e)	2.37	(e)	(0.39	)(e)	387
Year ended 07/31/09	12.72	(0.07)	(2.19)	(2.26)	(0.45)	10.01	(17.30)	38,740	2.40	(e)	2.40	(e)	(0.64	)(e)	274
Year ended 07/31/08	15.29	(0.16)	1.32	1.16	(3.73)	12.72	7.30	80,199	2.25	(e)	2.25	(e)	(1.16	)(e)	47
Year ended 07/31/07	15.80	(0.20)	1.70	1.50	(2.01)	15.29	9.98	110,970	2.29	(e)	2.29	(e)	(1.26	)(e)	62
Year ended 07/31/06	17.42	(0.20)	0.86	0.66	(2.28)	15.80	3.70	156,656	2.28		2.28		(1.23)		58

Class C
Six months ended 01/31/11	9.95	(0.09)	1.45	1.36	(1.40)	9.91	14.13	7,322	2.26	(d)	2.26	(d)	(1.74	)(d)	6
Year ended 07/31/10	10.04	(0.04)	0.49	0.45	(0.54)	9.95	4.04	7,227	2.37	(e)	2.37	(e)	(0.39	)(e)	387
Year ended 07/31/09	12.76	(0.06)	(2.21)	(2.27)	(0.45)	10.04	(17.32)	8,350	2.40	(e)	2.40	(e)	(0.64	)(e)	274
Year ended 07/31/08	15.33	(0.16)	1.32	1.16	(3.73)	12.76	7.29	11,834	2.25	(e)	2.25	(e)	(1.16	)(e)	47
Year ended 07/31/07	15.83	(0.20)	1.71	1.51	(2.01)	15.33	10.03	13,242	2.29	(e)	2.29	(e)	(1.26	)(e)	62
Year ended 07/31/06	17.45	(0.20)	0.86	0.66	(2.28)	15.83	3.70	16,010	2.25		2.25		(1.20)		58

Class Y
Six months ended 01/31/11	12.55	(0.05)	1.84	1.79	(1.40)	12.94	14.55	316	1.26	(d)	1.26	(d)	(0.74	)(d)	6
Year ended 07/31/10	12.42	0.08	0.59	0.67	(0.54)	12.55	5.06	277	1.37	(e)	1.37	(e)	0.61	(e)	387
Year ended 07/31/09	51.48	0.04	(2.65)	(2.61)	(0.45)	12.42	(16.45)	331	1.40	(e)	1.40	(e)	0.36	(e)	274
Year ended 07/31/08	17.72	(0.03)	1.52	1.49	(3.73)	15.48	8.28	469	1.25	(e)	1.25	(e)	(0.16	)(e)	47
Year ended 07/31/07	17.83	(0.04)	1.94	1.90	(2.01)	17.72	11.16	6,844	1.29	(e)	1.29	(e)	(0.26	)(e)	62
Year ended 07/31/06	19.20	(0.04)	0.95	0.91	(2.28)	17.83	4.73	8,120	1.28		1.28		(0.23)		58

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $116,138, $17,864, $7,387 and $312 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended July 31, 2010, 2009, 2008 and 2007, respectively.

NOTE 11—Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Global Health Care Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

15        Invesco Health Sciences Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2010 through January 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(08/01/10)	(01/31/11)[1]	Period[2]	(01/31/11)	Period[2]	Ratio
A	$1,000.00	$1,143.90	$8.16	$1,017.59	$7.68	1.51%

B	1,000.00	1,140.70	12.19	1,013.81	11.47	2.26

C	1,000.00	1,138.90	12.18	1,013.81	11.47	2.26

Y	1,000.00	1,145.50	6.81	1,018.85	6.41	1.26

[1]	The actual ending account value is based on the actual total return of the Fund for the period August 1, 2010 through January 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16        Invesco Health Sciences Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-HSCI-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: April 8, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: April 8, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: April 8, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.